Leases (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Leases
Leases
9. Leases
2005 Market Street Lease Agreement
The Company was party to a lease agreement for office space, or the 2005 Market Street Lease Agreement, in Philadelphia, Pennsylvania. Under the 2005 Market Street Lease Agreement, the Company leased approximately 37,000 square feet. The 2005 Market Street Lease Agreement commenced in February 2021 and was expected to expire in December 2031 with an option to extend the term of the 2005 Market Street Lease Agreement by two additional terms of five years each. On May 22, 2026, the Company entered into the 2005 Market Street Lease Termination Agreement. Pursuant to the 2005 Market Street Lease Termination Agreement, the Company agreed to pay the landlord a termination fee of $2.3 million. As a result of the 2005 Market Street Lease Termination Agreement, the Company recognized a net gain of $1.9 million on the lease termination for the three months ended June 30, 2026. The net gain is comprised of a $2.7 million gain on the write-off of assets and liabilities for operating leases offset by a $0.8 million net loss on disposal of property and equipment. The assets disposed of as part of the termination primarily included leasehold improvements. As a result of the 2005 Market Street Termination Agreement, ROU assets decreased $0.7 million and lease liabilities for operating leases decreased $5.8 million during the three months ended June 30, 2026.
Sublease Agreement A
On August 7, 2023, the Company entered into a sublease agreement with a counterparty, or Sublessee A, to sublease approximately 8,000 square feet of the 2005 Market Street Lease Agreement, or Sublease Agreement A. This sublease term began on November 1, 2023, and was to continue through March 31, 2029. The base sublease rent was $0.1 million per year and increased by 2.75% annually through the expiration of the agreement. Additionally, Sublessee A was required to pay the portion of the common area maintenance expenses, operating expenses and use and occupancy taxes which the Company was required to pay under the 2005 Market Street Lease Agreement. In connection with the 2005 Market Street Lease Termination Agreement on May 22, 2026, the Sublease Agreement A was concurrently terminated.
Sublease Agreement B
On September 29, 2023, the Company entered into a sublease agreement with a counterparty, or Sublessee B, to sublease approximately 29,000 square feet of the 2005 Market Street Lease Agreement, or Sublease Agreement B. This sublease term began on March 1, 2024 and Sublessee B elected the option to extend the term of the sublease agreement through March 31, 2029. The base sublease rent was $0.9 million per year for the entire term of the sublease. Additionally, Sublessee B was required to pay applicable use and occupancy taxes but was not obligated to make payments for operating expenses and common area maintenance expenses which the Company was required to pay under the 2005 Market Street Lease Agreement. In connection with the 2005 Market Street Lease Termination Agreement on May 22, 2026, the Sublease Agreement B was concurrently terminated.
Laboratory Lease Agreement
The Company was also party to a lease agreement for laboratory space, or the Laboratory Lease Agreement, in Hopewell, New Jersey. The Laboratory Lease Agreement commenced in March 2021 and was expected to expire in March 2036 with an option to extend the term of the Laboratory Lease Agreement by up to two five-year terms. On March 4, 2026, the Company entered into the Hopewell Lease Termination Agreement with the Landlord. Pursuant to the Hopewell Lease Termination Agreement, the Company agreed to pay the Landlord a termination fee of $4.8 million as well as accrued rent through February 14, 2026. The Company has no further obligations under the Laboratory Lease Agreement subsequent to the effective date of the Hopewell Lease Termination Agreement. As of March 4, 2026, the Company recognized a net gain of $0.6 million on the lease termination comprised of a $3.8 million gain on the write-off of assets and liabilities for operating leases offset by a $3.2 million net loss on disposal of property and equipment, which was primarily leasehold improvements. As a result of the Hopewell Lease Termination Agreement, ROU assets decreased $9.4 million and lease liabilities for operating leases decreased $18.0 million during the six months ended June 30, 2026.
Hopewell Sublease Agreement
On September 4, 2024, the Company entered into a sublease agreement with a counterparty, or Sublessee C, to sublease approximately 3,200 square feet, or 5% of its approximately 62,000 square feet of leased laboratory space under the Laboratory Lease Agreement, or Hopewell Sublease Agreement. This sublease term began on September 11, 2024 and was scheduled to expire on December 31, 2029, with an option for Sublessee C to extend the term of the sublease through December 2032. The base sublease rent was $0.1 million per year and increased by 2.5% annually through the expiration of the Hopewell Sublease Agreement. Additionally, Sublessee C was required to pay the portion of the common area maintenance expenses, operating expenses, and use and occupancy taxes that the Company was required to pay under the Laboratory Lease Agreement. In connection with the Hopewell Lease Termination Agreement on March 4, 2026, the Hopewell Sublease Agreement was concurrently terminated. The Company has no ongoing sublease arrangements related to the Hopewell, New Jersey laboratory space.
As of June 30, 2026, the Company has been relieved of all its operating lease obligations.
The following table summarizes lease expense by lease type that was recognized during the three and six months ended June 30, 2026 and 2025:

	Three Months Ended		Six Months Ended
(in thousands)	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Operating lease expense	$105	$877	$581	$1,757
Variable lease expense	178	543	504	1,081
	$283	$1,420	$1,085	$2,838

The following table shows the weighted average discount rate and weighted average remaining lease term of the operating leases:

	Six Months Ended
	June 30, 2026	June 30, 2025
Weighted-average discount rate	0.0%	9.7%
Weighted-average remaining lease term (years)	0.0	9.8

The cash paid for amounts included in the measurement of the Company’s operating lease liabilities for the six months ended June 30, 2026 and 2025 were $0.8 million and $2.0 million, respectively, recorded in operating cash flows.
The following table summarizes sublease income that was recognized in other income (expense), net during the three and six months ended June 30, 2026 and 2025:

	Three Months Ended		Six Months Ended
(in thousands)	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Sublease rental income	$225	$363	$580	$730

10. Leases
2005 Market Street Lease Agreement
The Company is party to a lease agreement for office space, or the 2005 Market Street Lease Agreement, in Philadelphia, Pennsylvania. Under the 2005 Market Street Lease Agreement, the Company leased approximately 37,000 square feet. The 2005 Market Street Lease Agreement commenced in February 2021 and is expected to expire in December 2031. The Company has an option to extend the term of the 2005 Market Street Lease Agreement by two additional terms of five years each. The Company has an option to early terminate the 2005 Market Street Lease Agreement as of April 2029, given notice is provided to the landlord no less than fifteen months prior to April 2029. The optional extension and termination terms were not recognized as part of the Company’s measurement of the ROU asset and operating lease liability as of December 31, 2025. During 2023 the Company subleased all of the space at 2005 Market Street as further described in Sublease Agreement A and Sublease Agreement B below.
Sublease Agreement A
On August 7, 2023, the Company entered into a sublease agreement with a counterparty, or Sublessee A, to sublease approximately 8,000 square feet of the 2005 Market Street Lease Agreement, or Sublease Agreement A. This sublease term began on November 1, 2023, and continues through March 31, 2029. In the event the Company does not elect its early termination option under the 2005 Market Street Lease Agreement, Sublessee A has an option to extend the sublease agreement through November 30, 2031. The base sublease rent is $0.1 million per year and increases by 2.75% annually through the expiration of the agreement. Additionally, Sublessee A is required to pay the portion of the common area maintenance expenses, operating expenses, and use and occupancy taxes which the Company is required to pay under the 2005 Market Street Lease Agreement.
Pursuant to ASC Topic 842, Leases, or ASC 842, the Company concluded the sublease is a separate lease, as the Company was not relieved of the primary obligation under the 2005 Market Street Lease Agreement. The Company continues to account for the 2005 Market Street Lease Agreement as a lessee and in the same manner as prior to the execution of Sublease Agreement A. The Company accounted for Sublease Agreement A as the lessor, and concluded the lease qualified as an operating lease, as it did not meet the criteria of a sales-type or direct financing lease.
Sublease Agreement B
On September 29, 2023, the Company entered into a sublease agreement with a counterparty, or Sublessee B, to sublease approximately 29,000 square feet of the 2005 Market Street Lease Agreement, or Sublease Agreement B. This sublease term began on March 1, 2024, and continues through August 2026. Sublessee B has an option to extend the term of the sublease agreement through March 31, 2029. The base sublease rent is $0.9 million per year for the entire term of the sublease. Additionally, Sublessee B is required to pay applicable use and occupancy taxes but is not obligated to make payments for operating expenses and common area maintenance expenses which the Company is required to pay under the 2005 Market Street Lease Agreement.
Pursuant to ASC 842, the Company concluded the sublease is a separate lease, as the Company was not relieved of the primary obligation under the 2005 Market Street Lease Agreement. The Company continues to account for the 2005 Market Street Lease Agreement as a lessee and in the same manner as prior to the execution of the Sublease Agreement B. The Company accounted for Sublease Agreement B as the lessor, and concluded the lease qualified as an operating lease, as it did not meet the criteria of a sales-type or direct financing lease.
1835 Market Street Sublease Agreement
On February 20, 2024, the Company entered into a sublease agreement with a counterparty, or the 1835 Market Street Sublease Agreement. Under the 1835 Market Street Sublease Agreement, the Company subleased approximately 16,000 square feet of office space in Philadelphia, Pennsylvania. The sublease term began on March 26, 2024 and expired on September 30, 2025. The Company had the option but did not elect to extend the term of the sublease agreement through February 28, 2029. The base sublease rent was $0.3 million per year for the original 18-month term of the sublease. Additionally, the Company was required to pay utility costs associated with the subleased premises.
Laboratory Lease Agreement
The Company is also party to a lease agreement for laboratory space, or the Laboratory Lease Agreement, in Hopewell, New Jersey. The Laboratory Lease Agreement commenced in March 2021 and is expected to expire in March 2036. The
Company has an option to early terminate the Laboratory Lease Agreement as of March 2032 given notice is provided to the landlord no less than twelve months prior to March 2032. The Company has an option to extend the term of the Laboratory Lease Agreement by up to two five-year terms. These options were not recognized as part of the Company’s measurement of the ROU asset and operating lease liability as of December 31, 2025.
In January 2025, the Company implemented a restructuring plan which included ceasing lab operations. As a result, the Company is no longer using any of the space covered by the Laboratory Lease Agreement and is actively pursuing opportunities to sublease all remaining space in the Laboratory Lease Agreement as well as discussing with the landlord potential alternatives.
Hopewell Sublease Agreement
On September 4, 2024, the Company entered into a sublease agreement with a counterparty, or Sublessee C, to sublease approximately 3,200 square feet, or 5% of its approximately 62,000 square feet of leased laboratory space under the Laboratory Lease Agreement, or Hopewell Sublease Agreement. This sublease term began on September 11, 2024 and expires on December 31, 2029. Sublessee C has the option to extend the term of the sublease through December 2032. The base sublease rent is $0.1 million per year and increases by 2.5% annually through the expiration of the Hopewell Sublease Agreement. Additionally, Sublessee C is required to pay the portion of the common area maintenance expenses, operating expenses, and use and occupancy taxes that the Company is required to pay under the Laboratory Lease Agreement.
Pursuant to ASC 842, the Company concluded the sublease is a separate lease, as the Company was not relieved of the primary obligation under the Laboratory Lease Agreement. The Company continues to account for the Laboratory Lease Agreement as a lessee and in the same manner as prior to the execution of the Hopewell Sublease Agreement. The Company accounted for the Hopewell Sublease Agreement as the lessor, and concluded the lease qualified as an operating lease, as it did not meet the criteria of a sales-type or direct financing lease.
In 2024, the Company determined triggering events were present and reassessed the asset groups related to its laboratory space under the Laboratory Lease Agreement, which resulted in changes to the Company’s identified asset groups. The Company determined whether an impairment indicator was present for each of the new asset groups. Where an impairment indicator was present, the Company compared the estimated undiscounted cash flows to the carrying values, which includes ROU assets, leasehold improvements, and other property and equipment allocable to the laboratory space for those asset groups. The Company concluded the carrying values of certain asset groups were not recoverable as they exceeded the estimated undiscounted cash flows. The Company calculated the amount of impairment on those asset groups using a discounted cash flow model to calculate the fair value of the asset group which incorporated the net identifiable cash flows for the term of the Hopewell Sublease Agreement, including an estimate for cash flows in the residual period, and an estimated borrowing rate of a market participant subtenant. As a result, certain asset groups were impaired and the Company recognized impairment expense of $5.2 million, including $2.5 million for the ROU assets, $2.3 million for the property and equipment, net, and $0.4 million for certain other assets during the year ended December 31, 2024.
In connection with the January 2025 announcement to reduce its overall workforce by 55% and cease its lab operations in Hopewell, New Jersey, the Company determined triggering events were present and reassessed its asset groups related to its laboratory space under the Laboratory Lease Agreement. Laboratory equipment was separated from the ROU assets and leasehold improvements allocable to the laboratory space as the equipment was no longer being used in operations and the Company had implemented a plan to sell those assets. For the ROU assets and allocable leasehold improvements, the Company compared the estimated undiscounted cash flows from subleasing to the carrying value and determined there was no impairment.
In December 2025, the Company determined triggering events were present based on rental market activity. The Company determined whether an impairment indicator was present for each of the asset groups. Where an impairment indicator was present, the Company compared the estimated undiscounted cash flows to the carrying values, which includes ROU assets and leasehold improvements allocable to the laboratory space for those asset groups. The Company concluded the carrying value of one asset group was not recoverable as it exceeded the estimated undiscounted cash flows. With support from a valuation specialist, the Company estimated the fair value of that asset group by creating a discounted cash flow model which incorporated the net identifiable estimated cash flows for the remaining term of the Laboratory Lease Agreement based upon sublease market activity and an estimated market participant subtenant borrowing rate and compared that to the carrying value of the asset group. As a result, the Company recognized impairment expense of $3.5 million, including $2.6 million for the ROU assets and $0.9 million for the leasehold improvements during the year ended December 31, 2025.
The following table summarizes future minimum lease payments for the Company’s lessee operating leases, which comprises of the 2005 Market Street Lease Agreement and the Laboratory Lease Agreement. The below table does not include expected cash inflows related to Sublease Agreement A, Sublease Agreement B, and the Hopewell Sublease Agreement as the Company was not relieved of its primary obligation under the 2005 Market Street Lease Agreement and Laboratory Lease Agreement:

(in thousands)
2026	$3,757
2027	3,863
2028	3,973
2029	4,085
2030	4,200
Thereafter	17,421
Total undiscounted lease payments	37,299
Less: imputed interest	(13,289)
Total lease liabilities	$24,010

The following table summarizes lease expense by lease type that was recognized during the years ended December 31, 2025 and 2024:

	Year Ended
(in thousands)	December 31, 2025	December 31, 2024
Operating lease cost	$3,419	$3,505
Variable lease cost	2,103	2,127
	$5,522	$5,632

The following table shows the weighted average discount rate and weighted average remaining lease term of the operating leases:

	Year Ended
	December 31, 2025	December 31, 2024
Weighted-average discount rate	9.7%	9.7%
Weighted-average remaining lease term (years)	9.3	10.2

The cash paid for amounts included in the measurement of the Company’s operating lease liabilities for the years ended December 31, 2025 and 2024 were $3.9 million and $3.8 million, respectively, recorded in operating cash flows.
The following table summarizes sublease income that was recognized in other income (expense), net during the years ended December 31, 2025 and 2024:

	Year Ended
(in thousands)	December 31, 2025	December 31, 2024
Sublease rental income	$1,467	$987